FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS
Schedule of fair value of financial assets and financial liabilities

	As of 31 December 2025
Financial assets	Total	Level 1	Level 2	Level 3

Money market funds (Note 3)	18	18	—	—
Mutual funds at fair value (Note 4)	1,794,871	1,794,871	—	—
Venture capital investment funds at fair value (Note 4)	38,750	—	—	38,750
	1,833,639	1,794,889	—	38,750

	As of 31 December 2024
Financial assets	Total	Level 1	Level 2	Level 3

Money market funds (Note 3)	6,086,003	6,086,003	—	—
Mutual funds at fair value (Note 4)	2,889,205	2,889,205	—	—
	8,975,208	8,975,208	—	—